Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 16,114	$ 10,714	$ 3,414
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,150	1,475	1,765
Depreciation expense	2,062	1,797	1,735
Net amortization of investment securities, premiums, and discounts	1,386	1,506	1,664
Change in fair value of mortgage servicing rights	739	27	93
Investment securities (losses) gains, net	40	(255)	(5)
Loss on sales and dispositions of premises and equipment	48	3	123
Gain on sales and dispositions of other real estate	(122)	(14)	(45)
Gain on branch sale, net	(2,183)	0	0
Provision for other real estate owned	49	26	284
Operating lease expense	(201)	0	0
Increase in accrued interest receivable	(319)	(535)	(444)
Increase in cash surrender value - life insurance	(78)	(58)	(75)
Decrease (increase) in other assets	1,142	854	(808)
Decrease in deferred tax asset due to tax reform reclass	0	0	4,105
Increase in accrued interest payable	101	481	56
Decrease (increase) in other liabilities	(718)	667	923
Origination of mortgage loans for sale	(43,355)	(36,469)	(33,245)
Proceeds from the sale of mortgage loans	44,281	36,990	33,794
Gain on sale of mortgage loans, net	(771)	(721)	(770)
Other, net	(274)	(186)	(85)
Net cash provided by operating activities	19,091	16,302	12,479
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(988)	(8,787)	(3,460)
Proceeds from maturities of certificates of deposit in other banks	2,373	0	1,000
Net increase in loans	(23,530)	(79,298)	(95,355)
Purchase of available-for-sale debt securities	(31,106)	(103,078)	(64,611)
Proceeds from maturities of available-for-sale debt securities	39,467	34,586	31,053
Proceeds from calls of available-for-sale debt securities	16,165	1,685	8,175
Proceeds from sales of available-for-sale debt securities	21,503	77,168	11,653
Purchases of FHLB stock	(6,522)	(4,713)	(2,483)
Proceeds from sales of FHLB stock	6,390	5,591	1,242
Purchases of premises and equipment	(2,168)	(2,326)	(1,266)
Proceeds from sales of premises and equipment	17	13	12
Proceeds from Bank owned life insurance policy	222	0	0
Payment for branch sale, net	(6,700)	0	0
Proceeds from sales of other real estate and repossessed assets	1,435	585	1,115
Net cash provided by (used in) investing activities	16,558	(78,574)	(112,925)
Cash flows from financing activities:
Net increase in demand deposits	3,999	17,477	9,405
Net increase in interest-bearing transaction accounts	3,548	29,572	115,737
Net (decrease) increase in time deposits	(8,865)	25,607	(9,996)
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	2,625	(2,913)	(3,947)
Repayment of FHLB advances and other borrowings	(176,708)	(220,542)	(183,188)
FHLB advances	178,474	194,313	211,670
Issuance of stock under equity compensation plan	0	135	0
Purchase of treasury stock	0	(179)	(878)
Cash dividends paid - common stock	(2,684)	(1,993)	(1,474)
Net cash provided by financing activities	389	41,477	137,329
Net increase (decrease) in cash and cash equivalents	36,038	(20,795)	36,883
Cash and cash equivalents, beginning of year	42,083	62,878	25,995
Cash and cash equivalents, end of year	78,121	42,083	62,878
Cash paid during the year for:
Interest	15,150	12,719	7,951
Income taxes	3,620	241	3,975
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	452	1,106	374
Net deposits and fixed assets transferred to other assets related to the Branson branch sale	(8,885)	0	0
Right of use assets obtained in exchange for new operating lease liabilities	2,424	0	0
Stock dividends	$ 5,795	$ 5,014	$ 4,166